Inventories - Changes in Provision for Slow Moving and Obsolete Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Beginning balance	€ 18,142	€ 16,194
Provision	1,910	3,353
Utilizations and other changes	(26)	(1,405)
Ending balance	€ 20,026	€ 18,142